Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Information
Schedule of product sales relate to sales of apparel, cosmetics and other products

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Apparel	466,425,014	727,053,130	779,641,383
Cosmetics	53,307,542	111,814,250	99,375,020
Other product sales	52,712,692	73,644,957	63,764,762
Total product sales	572,445,248	912,512,337	942,781,165
Service revenue	5,457,556	35,068,094	150,656,685
Total net revenues	577,902,804	947,580,431	1,093,437,850